Consolidated Statement of Changes in Equity (Parenthetical) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 £ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 £ / shares	Dec. 31, 2019 USD ($) $ / shares	Jan. 01, 2019 USD ($)	Dec. 31, 2018 £ / shares	Dec. 31, 2018 USD ($) $ / shares
Par value per ordinary share | $ / shares					$ 0.25		$ 0.25			$ 0.25
Issue of equity	$ 30	$ 3,525	$ 34
Other comprehensive income (loss)	1,608	(611)	(1,059)
Costs of hedging	(9)	47	54
Current tax liabilities					$ 1,127		$ 1,361			$ 1,164
Trade and other payables					15,785		13,987			12,841
Retained earnings					$ 5,299		$ 2,812			$ 5,683
Acerta Pharma
Non-controlling interest reclassified into Retained earnings	1,401
Share Capital
Issue of equity		11
Share Premium account
Issue of equity	30	3,514	34
Total attributable to owners of the parent
Issue of equity	30	3,525	34
Other comprehensive income (loss)	1,608	$ (612)	$ (1,058)
Non-controlling interest reclassified into Retained earnings	$ 1,401
Ordinary shares
Par value per ordinary share | $ / shares					$ 0.25		$ 0.25			$ 0.25
Preference shares
Par value per ordinary share | £ / shares				£ 1		£ 1			£ 1
IFRIC 23
Current tax liabilities								$ (51)
Trade and other payables								(3)
Retained earnings								$ 54